Detail of Certain Balance Sheet Accounts (Details) (USD $) In Millions, unless otherwise specified	Oct. 27, 2012	Jan. 28, 2012	Oct. 29, 2011	Jan. 29, 2011
Property and equipment
Property and equipment, at cost	$ 1,478	$ 1,391	$ 1,402	$ 1,329
Accrued liabilities and other:
Salaries, bonuses, and other payroll-related costs		110		109
Insurance liabilities		67		67
Accrued interest		43		44
Taxes, other than income and payroll		64		64
Gift certificate and gift card liability		30		26
Other		75		74
Accrued liabilities and other	424	389	405	384
Land and buildings
Property and equipment
Property and equipment, at cost		2		2
Fixtures and equipment
Property and equipment
Property and equipment, at cost		1,048		1,004
Leasehold improvements
Property and equipment
Property and equipment, at cost		$ 341		$ 323